Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from the Calculation of Basic and Diluted Loss Per Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their effect was anti-dilutive:

	March 31,
	2018	2017
Options to purchase Common Stock	632,359	390,586
Warrants to purchase Common Stock	1,534,905	458,826
Restricted Stock Units	30,800	81,416
Series A Convertible Preferred Stock	5,261	5,261

	2,203,325	936,089

Shares used in calculating diluted net loss per common share exclude as anti-dilutive the following share equivalents:

	December 31,
	2017	2016
Options to purchase Common Stock	374,207	460,719
Warrants to purchase Common stock	1,962,960	378,218
Restricted Stock Units	106,192	22,667
Series A Convertible Preferred Stock	5,261	5,261

	2,448,620	866,865

Schedule of Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended March 31,
	2018	2017
Numerator: Net loss attributable to common shareholders	$(4,792,237)	$(10,005,597)
Adjustment for gain from change in fair value of derivative financial instruments—warrants	—	—

Net loss used for diluted loss per share	$(4,792,237)	$(10,005,597)

Denominator for basic and diluted net loss per share:
Weighted-average shares used to compute basic loss per share	4,613,704	2,580,085
Adjustments to reflect assumed exercise of warrants	—	—

Weighted-average shares used to compute diluted net loss per share	4,613,704	2,580,085

Net loss per share attributable to common stockholders:
Basic	$(1.04)	$(3.88)

Diluted	$(1.04)	$(3.88)

The following table summarizes the Company’s diluted net loss per share:

	December 31,
	2017	2016
Numerator:
Net loss attributable to common stockholders	$(24,930,984)	$(39,227,959)
Adjustment for gain from change in fair value of derivative financial instruments—warrants	—	(2,321,053)

Net loss used for diluted loss per share	$(24,930,984)	$(41,549,012)

Denominator:
Weighted-average shares used to compute basic net loss per share	2,890,031	2,514,570
Adjustments to reflect assumed exercise of warrants	—	8,869

Weighted-average shares used to compute diluted net loss per share	2,890,031	2,523,439

Net loss per share attributable to common stockholders:
Basic	$(8.63)	$(15.60)

Diluted	$(8.63)	$(15.55)